Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions And Balances
Schedule of related party payments

	December 31,	December 31,	December 31,
	2025	2024	2023

Professional fees	$-	$-	$50,588
Salaries and benefits	490,108	271,250	398,307	(1)
Share-based payments	128,000	-	702,000
Directors’ fees	52,500	120,000	140,000
Total	$670,608	$391,250	$1,290,895

(1)	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.